Organization and Business Description (Details) - Schedule of balance sheet of the UFG entities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balance Sheet of the UFG Entities [Abstract]
Current assets	$ 7,123,635	$ 6,574,394
Non-current assets	4,078,979	6,191,804
Total assets	11,202,614	12,766,198
Current liabilities	5,858,647	6,619,273
Non-current liabilities	1,448,744	2,362,218
Total liabilities	$ 7,307,391	$ 8,981,491